CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (670,325)	$ (757,781)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned and unrealized loss on marketable securities held in Trust Account		(331,690)
Change in fair value of derivative liability - Forward Purchase Agreement	(665,116)	212,503
Expense related to the Issuance of Non-Redemption agreements	127,224
Changes in operating assets and liabilities:
Prepaid expenses	(10,912)	182,370
Accounts payable, accrued expenses and income tax payable	753,380	188,105
Income Tax Payable	(60,324)
Franchise tax payable	(3,247)	(142,000)
Interest on loan payable	17,684	1,694
Net cash used in operating activities	(511,636)	(646,799)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account to pay franchise and income taxes	72,866
Cash deposited to Trust Account		(60,100)
Cash paid in connection with Cycurion promissory note	(185,000)
Cash withdrawn from Trust Account in connection with redemption	620,636	114,329,594
Net cash provided by investing activities	508,502	114,269,494
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Loans outstanding	354,269	200,000
Proceeds from Sponsor Promissory Note	230,000
Proceeds from Sponsor Advance	76,000
Redemption of Common Stock	(620,636)	(114,329,594)
Net cash provided by (used in) financing activities	39,633	(114,129,594)
NET CHANGE IN CASH	36,499	(506,899)
CASH, BEGINNING OF PERIOD	8,651	809,481
CASH, END OF PERIOD	45,150	302,582
Supplemental disclosure of noncash activities:
Issuance of Forward Purchase Agreement		430,021
Excise tax liability arising from redemption of shares	6,207	1,143,296
Accretion of common stock subject to redemption value	7,787	$ 305,657
Reduction of carrying value to redemption value due to tax	17,000
Cash paid in connection with Cycurion promissory note	110,000
Cash received from Sponsor Promissory Note	$ 110,000